Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating lease, Term of contract, Description	under non cancelable operating lease agreements that expire between 2021 through 2035.
Operating lease, Weighted average remaining lease term	9 years 3 months 25 days
Operating lease, Weighted average discount rate, Percent	6.22%
Operating lease, Rent expense	$ 25,424	$ 14,109
Other Current Assets [Member]
Lessee, Operating lease, Variable capital payments	$ 16,998